Shareholder Report	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000213732
Shareholder Report [Line Items]
Fund Name	HCM Defender 100 Index ETF
Trading Symbol	QQH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HCM Defender 100 Index ETF for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmetfs.com. You can also request this information by contacting us at 1-770-642-4902.
Additional Information Phone Number	1-770-642-4902
Additional Information Website	www.howardcmetfs.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 100 Index ETF	$86	0.86%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 equity markets continued their upward trajectory. However, by August and September 2023 several factors began to weigh on the major indices. Renewed inflation fears and concerns about economic slowdown weighed heavy on the equity markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024 with no signs of slowing down. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured stocks. The higher then expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered HCM Pivot Point® sell stops. Quickly liquidating leveraged ETF positions helped us significantly limit our drawdown and preserve capital. Cash was quickly redeployed as the HCM Pivot Point® turned back up. All the money we took off was reinvested at a lower price. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the S&P 500 to new highs as we were well positioned to take part in this powerful move higher. HCM Defender 100 Index ETF outperformance can be attributed to the use of leveraged Nasdaq 100 ETFs. We believe that the Fund makes for a great core holding in everyone’s portfolio. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	HCM Defender 100 Index ETF - NAV	HCM Defender 100 Index	NASDAQ- 100 Total Return Index
10/09/19	$10,000	$10,000	$10,000
06/30/20	$12,111	$12,542	$13,304
06/30/21	$19,210	$18,158	$19,205
06/30/22	$14,809	$15,127	$15,292
06/30/23	$18,922	$19,632	$20,358
06/30/24	$24,731	$25,588	$26,622

Average Annual Return [Table Text Block]
	1 Year	Since Inception (October 9, 2019)
HCM Defender 100 Index ETF - NAV	30.70%	21.12%
HCM Defender 100 Index ETF - Market Price	30.62%	21.12%
HCM Defender 100 Index	30.34%	21.99%
NASDAQ- 100 Total Return Index	30.77%	23.02%

Performance Inception Date		Oct. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 495,215,889	$ 495,215,889
Holdings Count | Holding	99	99
Advisory Fees Paid, Amount	$ 2,940,585
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$495,215,889 Number of Portfolio Holdings99 Advisory Fee $2,940,585 Portfolio Turnover124%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.5%
Exchange-Traded Funds	19.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares UltraPro QQQ	19.4%
Microsoft Corporation	12.2%
Apple, Inc.	11.5%
NVIDIA Corporation	5.0%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	4.5%
Broadcom, Inc.	3.5%
Tesla, Inc.	2.4%
Alphabet, Inc., Class A	2.3%
Alphabet, Inc., Class C	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000213733
Shareholder Report [Line Items]
Fund Name	HCM Defender 500 Index ETF
Trading Symbol	LGH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about HCM Defender 500 Index ETF for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.howardcmetfs.com. You can also request this information by contacting us at 1-770-642-4902.
Additional Information Phone Number	1-770-642-4902
Additional Information Website	www.howardcmetfs.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 500 Index ETF	$89	0.89%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

In the early part of the third quarter of 2023 equity markets continued their upward trajectory. However, by August and September 2023 several factors began to weigh on the major indices. Renewed inflation fears and concerns about economic slowdown weighed heavily on the equity markets. October saw continued downward pressure with additional geopolitical concerns around the Israel- Hamas conflict. This downward pressure caused the HCM-BuyLine® to go negative, pushing us to reduce exposure. The downtrend, as determined by the HCM-BuyLine®, was short-lived as the markets staged an impressive reversal thanks to a dovish pivot from the Federal Reserve accompanied by solid economic activity and declining inflation. This reversal quickly pushed us back above the HCM-BuyLine® resulting in us deploying cash back into the markets. The 2023 rally continued into 2024 with no signs of slowing down. However, April 2024 saw a pickup in volatility as fears of no rate cuts in 2024, or even a rate hike, pressured stocks. The higher then expected March Consumer Price Index (CPI) reversed several months of declines in CPI reports and the markets sold off quickly. This swift selloff triggered HCM Pivot Point® sell stops. Quickly liquidating leveraged ETF positions helped us significantly limit our drawdown. Cash was quickly redeployed as the HCM Pivot Point® turned back up. All the money we took off was reinvested at a lower price. Following dovish comments from Fed Chair Powell at the May 1, 2024 Federal Open Market Committee (FOMC) meeting, markets continued to climb. The resumption of disinflation and increased rate cut expectations fueled the S&P 500 to new highs as we were well positioned to take part in this powerful move higher. HCM Defender 500 Index ETF outperformance can be attributed to the use of leveraged S&P 500 ETFs. We believe that the Fund makes for a great core holding in everyone’s portfolio. As we look beyond the reporting period, we remain cautiously optimistic. The HCM-BuyLine® and HCM Pivot Point® will be our compass and we are confident it will lead us in the right direction.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	HCM Defender 500 Index ETF - NAV	HCM Defender 500 Index	S&P 500® Index
10/09/19	$10,000	$10,000	$10,000
06/30/20	$10,078	$10,559	$10,772
06/30/21	$16,047	$15,005	$15,166
06/30/22	$13,953	$13,307	$13,556
06/30/23	$15,916	$15,084	$16,212
06/30/24	$20,130	$18,243	$20,193

Average Annual Return [Table Text Block]
	1 Year	Since Inception (October 9, 2019)
HCM Defender 500 Index ETF - NAV	26.48%	15.96%
HCM Defender 500 Index ETF - Market Price	26.48%	15.97%
HCM Defender 500 Index	20.94%	13.57%
S&P 500® Index	24.56%	16.03%

Performance Inception Date		Oct. 09, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 397,883,445	$ 397,883,445
Holdings Count | Holding	467	467
Advisory Fees Paid, Amount	$ 2,445,601
InvestmentCompanyPortfolioTurnover	114.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$397,883,445 Number of Portfolio Holdings467 Advisory Fee $2,445,601 Portfolio Turnover114%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.6%
Exchange-Traded Funds	19.4%
Right	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Direxion Daily S&P 500 Bull 3X	19.4%
Microsoft Corporation	7.0%
Apple, Inc.	6.6%
NVIDIA Corporation	6.3%
Amazon.com, Inc.	3.7%
Meta Platforms, Inc., Class A	2.3%
Alphabet, Inc., Class A	2.2%
Alphabet, Inc., Class C	1.9%
Eli Lilly & Company	1.5%
Broadcom, Inc.	1.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.